Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Percentage Of Depreciation
Property and equipment are carried at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Computer hardware	4 years
Fixtures, furniture, and equipment	5 years
Signs	5 years
Vehicles	5 years

Schedule of Finite-Lived Intangible Assets
Amortization is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Customer list, contracts and relationships	3 years
Computer software	3 - 5 years
Non-compete agreements	Term of the agreements
Favorable supplier relationships	7 years
Proprietary knowledge	5 years
Brand name	Indefinite life

	September 30, 2013
	Cost	Accumulated Amortization	Net Book Value
Customer contracts, relationships, lists and other	$—	$—	$—
Favorable supplier relationships	14,220	3,433	10,787
Non-compete agreements	15,897	5,386	10,511
Proprietary knowledge	2,280	750	1,530
Computer software	10,162	3,937	6,225
Brand name	5,300	—	5,300
	$47,859	$13,506	$34,353

	September 30, 2012
	Cost	Accumulated Amortization	Net Book Value
Customer contracts, relationships, lists and other	$962	$938	$24
Favorable supplier relationships	14,220	1,375	12,845
Non-compete agreements	16,031	2,369	13,662
Proprietary knowledge	2,280	300	1,980
Computer software	8,798	2,849	5,949
Brand name	5,300	—	5,300
	$47,591	$7,831	$39,760